Profit Sharing Plan and 401 (k) Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plan and 401 (k) Plan (Textual) [Abstract]
Employer contribution for profit sharing plan	$ 98,000	$ 88,000	$ 0